Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Parties Tax ID	Tax ID
Country of incorporation	Country of origin
Description of nature of related party relationship	Relationship
Current receivables due from related parties	$ 5,810,764	$ 3,536,135
Non-current receivables due from related parties	$ 258,471	356,665
CLP [Member]
Related Parties Tax ID	Total
Current receivables due from related parties	$ 5,810,764	3,536,135
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Sales of products
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Associate
Current receivables due from related parties	$ 30,791	42,006
Central Cervecera de Colombia S.A.S. [Member] | Sales of products [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 9,248	0
Grafica Editorial Intersudamericana S.A [Member] | Sales of products [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 220	0
Palermo S.A. [Member] | Sales of products [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 8,247	12,310
Paraguay Soccer S.A. [Member] | Sales of products [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 85	0
Pepsi Cola Panamericana S.R.L. [Member] | Sales of products [Member] | USD [Member]
Related Parties Tax ID	0-E
Country of incorporation	Perú
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 0	1,149
QSR S.A. [Member] | Sales of products [Member] | PYG [Member]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 410	0
Andronico Luksic Craig [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Current receivables due from related parties	$ 1,207	0
Jean Paul Luksic [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	6,372,368-1
Country of incorporation	Chile
Description of nature of related party relationship	Director of company related to the controller
Current receivables due from related parties	$ 464	0
Hubert Porte [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	14,534,777-7
Country of incorporation	Chile
Description of nature of related party relationship	Director of company related to the controller
Current receivables due from related parties	$ 2,095	0
Inversiones Chile Chico Ltda. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID	76,029,109-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,253	526
Cervecera Guayacan SpA. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Associate of subsidiary
Current receivables due from related parties	$ 80,298	0
Minera Antucoya [Member] | Sales of products [Member]
Related Parties Tax ID	76,079,669-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Minera Antucoya [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	76,079,669-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 355	0
Vina Tabali S.A. [Member] | Services provided [Member]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Vina Tabali S.A. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 40,965	10,513
Cerveceria Szot SpA. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	76,481,675-7
Country of incorporation	Chile
Description of nature of related party relationship	Associate of subsidiary
Current receivables due from related parties	$ 15,009	0
Minera Centinela [Member] | Sales of products [Member]
Related Parties Tax ID	76,727,040-2
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Minera Centinela [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	76,727,040-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 781	0
Cerveceria Kunstmann Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Cerveceria Kunstmann Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 245,385	120,458
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Comercial Patagona Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current receivables due from related parties	$ 667,195	1,035,566
Comercial Patagona Ltda. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current receivables due from related parties	$ 0	3,215
Alimentos Nutrabien S.A [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	78,105,460-7
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current receivables due from related parties	$ 151	0
Inversiones PFI Chile Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 402,666	0
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Services provided
Inversiones PFI Chile Ltda. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 2,997,036	0
Operaciones y Servicios Enex Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID	78,780,780-1
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Operaciones y Servicios Enex Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	78,780,780-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	13,058
Ferrocarril de Antofagasta a Bolivia S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	81,148,200-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 3,457	0
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 0	7,450
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | UF [Member]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 77,929	76,620
Description of transactions with related party	Sales of products
Description of functional currency	UF
Non-current receivables due from related parties	$ 91,543	166,625
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Advance purchase [Member] | CLP [Member]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 14,393	14,393
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Loan [Member] | UF [Member]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 31,191	30,542
Description of transactions with related party	Loan
Description of functional currency	UF
Non-current receivables due from related parties	$ 166,928	190,040
Compania Chilena de Fosforos S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	90,081,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 2,893	2,575
Compania Sud Americana de Vapores S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	90,160,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 165	458
Nestle Chile S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 0	14,747
Invexans S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	91,021,000-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 3,713	4,552
Quinenco S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Quinenco S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's Shareholder
Current receivables due from related parties	$ 2,759	1,937
Empresa Nacional de Energia Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 4,341	0
SAAM S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	92,048,000-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 83	1,437
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Antofagasta Minerals S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,640	3,479
Inversiones Enex S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Inversiones Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 234,880	258,306
Inversiones Y Rentas S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,427,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller
Current receivables due from related parties	$ 3,465	0
Inversiones Consolidadas Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,536,010-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller
Current receivables due from related parties	$ 121	1,513
Banchile Corredores de Bolsa S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 514	3,096
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Empresas Carozzi S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current receivables due from related parties	$ 76,635	76,704
Socofin S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,645,790-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,395	0
Banchile Administradora General de Fondos S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,767,630-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 67	0
Minera Los Pelambres S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,790,240-3
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 659	0
Agricola El Cerrito S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,819,020-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	30
Inmobiliaria Norte Verde S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,847,140-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	30
Cerveceria Austral S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 74,387	255,330
Banco de Chile [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 62,816	120,547
Banco de Chile [Member] | Interests [Member]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Interests
Foods Compania de Alimentos CCU S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 16,654	73,511
Foods Compania de Alimentos CCU S.A. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 680,740	380,242
Foods Compania de Alimentos CCU S.A. [Member] | Interests [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 0	219,835
Foods Compania de Alimentos CCU S.A. [Member] | Remittanse send [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 4,334	750,000
Foods Compania de Alimentos CCU S.A. [Member] | Rental of plant [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 3,774	0
Foods Compania de Alimentos CCU S.A. [Member] | Rappel [Member] | CLP [Member]
Related Parties Tax ID	99,542,980-2
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 898	$ 0